Right-of-use assets (Details) € in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2021 EUR (€) contract
Rostock headquarters building
Leases
Lease term	12 years	12 years
Number of times the lease contract can be extended | contract		2
Lease contract extension term		6 years
Rental expense		€ 1,400
Rostock headquarters building and Berlin offices
Leases
Bank guarantee		3,000
Short term deposits pledged as security		€ 2,443
Offices in Berlin
Leases
Lease term		12 years
Offices in Boston
Leases
Lease term		4 years
Plant and machinery
Leases
Lease term		2 years
Rental deposits		€ 190
Other equipment
Leases
Lease term		4 years
Motor vehicles
Leases
Lease term		3 years
Certain motor vehicles and premises | Maximum
Leases
Lease term		12 months